Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended								12 Months Ended
	Sep. 02, 2011 Entity	Dec. 31, 2011	Oct. 31, 2011 Entity	Sep. 30, 2011 Entity	Dec. 31, 2010	Dec. 31, 2009	Sep. 02, 2011 CDSI I Holding Company, Inc Person Entity Year Location	Dec. 31, 2011 CDSI I Holding Company, Inc	Dec. 31, 2011 Other dialysis acquisitions Entity Year	Dec. 31, 2010 Other dialysis acquisitions Entity Year	Dec. 31, 2009 Other dialysis acquisitions Entity Year	Dec. 31, 2011 Other dialysis acquisitions Dialysis and related lab services	Dec. 31, 2010 Other dialysis acquisitions Dialysis and related lab services	Dec. 31, 2009 Other dialysis acquisitions Dialysis and related lab services	Dec. 31, 2011 Other dialysis acquisitions Other-Ancillary services and strategic initiatives	Dec. 31, 2011 Other dialysis acquisitions UNITED STATES Entity	Dec. 31, 2011 Other dialysis acquisitions Foreign Country Entity
Business Acquisition [Line Items]
Cash paid to acquire business		$ 1,077,442			$ 188,502	$ 87,617	$ 723,012		$ 354,430
Deferred purchase price obligations		19,010			449	338	6,541		12,469
Number of dialysis centers							113		1	41	19					57	8
Approximate number of patients served							8,000
Number of states							23
Additional transaction and integration costs incurred in association with the acquisition								21,700
Amortizable intangible assets acquired, weighted-average estimated useful lives							9		9	9	7
Goodwill deductible for tax purposes associated with acquisitions								262,000	298,000	154,000	72,000
Goodwill deductible period for tax purpose								15 years
Aggregate purchase cost		1,096,452			188,951	87,955				188,951	87,955
Goodwill							500,662		388,844	152,252	78,199	352,674	152,252	78,199	36,170
Number of outpatient dialysis centers to be divested	30
Number of outpatient dialysis centers divested			2	28
Cash consideration received for outpatient dialysis centers divested		82,000
Loss recorded on account of divestitures		$ (4,756)